Employee Benefit Plans	12 Months Ended
Jun. 30, 2012
Employee Benefit Plans
Employee Benefit Plans

Note 16. Employee Benefit Plans

Employee 401(k) Plans

The Company sponsors the JDS Uniphase Corporation Employee 401(k) Retirement Plan (the “401(k) Plan”), a Defined Contribution Plan under ERISA, which provides retirement benefits for its eligible employees through tax deferred salary deductions. The 401(k) Plan allows employees to contribute up to 50% of their annual compensation, with contributions limited to $17,000 in calendar year 2012 as set by the Internal Revenue Service.

Effective January 1, 2007, the Plan provided for a 100% match of employees’ contributions up to the first 3% of annual compensation and 50% match on the next 2% of compensation. Effective January 1, 2009, through the remainder of fiscal 2009, there was no Company match. Effective April 2010, the Company restored employer matching contributions to all eligible participants who have completed 180 days of service with JDSU. All matching contributions are made in cash and vest immediately. The Company’s matching contributions to the 401(k) Plan were $7.1 million, $7.6 million, and $4.2 million in fiscal 2012, 2011, and 2010, respectively.

Deferred Compensation Plans

The Company also provides a non-qualified retirement plan for the benefit of certain eligible employees in the U.S. This plan is designed to permit employee deferral of a portion of salaries in excess of certain tax limits and deferral of bonuses. This plan’s assets are designated as trading securities in the Company’s Consolidated Balance Sheets. See “Note 7. Investments and Fair Value Measurements” for more detail. Effective January 1, 2011, the Company suspended all employee contribution into the plan.

Employee Defined Benefit Plans

The Company sponsors qualified and non-qualified pension plans for certain past and present employees in the UK and Germany. The Company also is responsible for the nonpension postretirement benefit obligation of a previously acquired subsidiary. Most of the plans have been closed to new participants and no additional service costs are being accrued, except for the plans assumed during fiscal 2010 in connection with the NSD acquisition.  Benefits are generally based upon years of service and compensation or stated amounts for each year of service. As of June 30, 2012 the UK plan was partially funded while the other plans were unfunded. The Company’s policy for funded plans is to make contributions equal to or greater than the requirements prescribed by law or regulation. For unfunded plans, the Company pays the postretirement benefits when due. Future estimated benefit payments are summarized below. No other required contributions to defined benefit plans are expected in fiscal 2013, but the Company, at its discretion, can make contributions to one or more of the defined benefit plans.

The Company accounts for its obligations under these pension plans in accordance with authoritative guidance which requires the Company to record its obligation to the participants, as well as the corresponding net periodic cost. The Company determines its obligation to the participants and its net periodic cost principally using actuarial valuations provided by third-party actuaries. The obligation the Company records in its Consolidated Balance Sheets is reflective of the total projected benefit obligation (“PBO”) and the fair value of plan assets.

The following table presents the components of the net periodic cost for the pension and benefits plans (in millions):

	Pension Benefit Plans			Other Post Retirement Benefit Plans
	2012	2011	2010	2012	2011	2010
Service cost	$0.2	$0.3	$0.1	$—	$—	$—
Interest cost	5.5	5.3	5.7	0.1	0.1	—
Expected return on plan assets	(1.4)	(1.2)	(1.1)	—	—	—
Recognized actuarial gains	(0.4)	—	(0.8)	—	—	—
Net periodic benefit cost	$3.9	$4.4	$3.9	$0.1	$0.1	$—

The Company’s accumulated other comprehensive income includes unrealized net actuarial (gains)/losses. The amount expected to be recognized in net periodic benefit cost during fiscal 2013 is $0 million.

The changes in the benefit obligations and plan assets of the pension and benefits plans were (in millions):

			Other Post Retirement
	Pension Benefit Plans		Benefit Plans
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$108.7	$99.9	$0.9	$0.8
Service cost	0.2	0.3	—	—
Interest cost	5.5	5.3	0.1	0.1
Actuarial (gains)/losses	15.3	(6.4)	0.1	—
Benefits paid	(4.8)	(5.0)	—	—
Foreign exchange impact	(13.0)	14.6	—	—
Benefit obligation at end of year	$111.9	$108.7	$1.1	$0.9

Change in plan assets:
Fair value of plan assets at beginning of year	$23.4	$19.4	$—	$—
Actual return on plan assets	1.1	2.9	—	—
Employer contributions	4.5	4.6	—	—
Benefits paid	(4.8)	(5.0)	—	—
Foreign exchange impact	(0.7)	1.5	—	—
Fair value of plan assets at end of year	$23.5	$23.4	$—	$—

Funded status	$(88.4)	$(85.3)	$(1.1)	$(0.9)
Accumulated benefit obligation	$111.3	$108.2

			Other Post Retirement
	Pension Benefit Plans		Benefit Plans
	2012	2011	2012	2011
Amount recognized in the Consolidated Balance Sheets at end of year
Current liabilities	$4.3	$4.9	$—	$—
Non-current liabilities	84.1	80.4	1.1	0.9
Net amount recognized at end of year	$88.4	$85.3	$1.1	$0.9

Amount recognized in Accumulated Other Comprehensive Income at end of year
Actuarial gains/(losses), net of tax	$(0.3)	$14.4	$—	$—
Net amount recognized at end of year	$(0.3)	$14.4	$—	$—

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income (Loss)
Net actuarial gains/(losses)	$(14.3)	$7.9	$—	$—
Amortization of accumulated net actuarial gains	(0.4)	—	—	—
Total recognized in other comprehensive income (loss)	$(14.7)	$7.9	$—	$—

During fiscal 2012 and fiscal 2011, the Company contributed GBP 0.3 million and GBP 0.2 million or approximately $0.4 million and $0.3 million, respectively, to its UK pension plan. These contributions allowed the Company to comply with regulatory funding requirements.

Assumptions

Underlying both the calculation of the PBO and net periodic cost are actuarial valuations. These valuations use participant-specific information such as salary, age, years of service, and assumptions about interest rates, compensation increases and other factors. At a minimum, the Company evaluates these assumptions annually and makes changes as necessary.

The discount rate reflects the estimated rate at which the pension benefits could be effectively settled. In developing the discount rate, the Company considered the yield available on an appropriate AA corporate bond index, adjusted to reflect the term of the scheme’s liabilities as well as a yield curve model developed by the Company’s actuaries.

The expected return on assets was estimated by using the weighted average of the real expected long term return (net of inflation) on the relevant classes of assets based on the target asset mix and adding the chosen inflation assumption.

The following table summarizes the weighted average assumptions used to determine net periodic cost and benefit obligation for the Company’s UK and German pension plans, and other post retirement benefit plans.

	Pension Benefit Plans			Other Post Retirement Benefit Plans
	2012	2011	2010	2012	2011	2010
Weighted-average assumptions used to determine net periodic cost:
Discount rate	4.0%	5.4%	4.8%	4.0%	5.6%	5.8%
Expected long-term return on plan assets	5.2	6.0	6.0	—	—	—
Rate of pension increase	2.0	1.8	1.8	—	—	—

Weighted-average assumptions used to determine benefit obligation at end of year:
Discount rate	4.0%	5.4%	4.8%	4.0%	5.6%	5.8%
Rate of pension increase	2.0	1.8	1.8	—	—	—

Investment Policies and Strategies

The Company’s investment objectives for its funded pension plan are to ensure that there are sufficient assets available to pay out members’ benefits as and when they arise and that should the plan be discontinued at any point in time there would be sufficient assets to meet the discontinuance liabilities. To achieve the objectives, the trustees of the plan are responsible for regularly monitoring the funding position and managing the risk by investing in assets expected to outperform the increase in value of the liabilities in the long term and by investing in a diversified portfolio of assets in order to minimize volatility in the funding position. The trustees invest in a range of frequently traded funds ( “pooled funds” ) rather than direct holdings in individual securities to maintain liquidity, achieve diversification and reduce the potential for risk concentration. The funded plan assets are managed by professional third-party investment managers.

Fair Value Measurement of Plan Assets

The following table sets forth the plan’s assets at fair value and the percentage of assets allocations as of June 30, 2012.

				Fair value
				measurement as of
				June 30, 2012
				Significant Other
			Percentage of	Observable Inputs
	Target Allocation	Total	Plan Assets	(Level 2)
Assets:
Global equity	36-44%	$9.3	40.0%	$9.3
Fixed income	45-55	11.9	50.0	11.9
Other	8-12	2.3	10.0	2.3
Total assets		$23.5	100.0%	$23.5

The following table sets forth the plan’s assets at fair value and the percentage of assets allocations as of July 2, 2011.

				Fair value
				measurement as of
				July 2, 2011
				Significant Other
			Percentage of	Observable Inputs
	Target Allocation	Total	Plan Assets	(Level 2)
Assets:
Global equity	36-44%	$9.3	40.0%	$9.3
Fixed income	45-55	11.6	49.0	11.6
Other	8-12	2.5	11.0	2.5
Total assets		$23.4	100.0%	$23.4

The Company’s pension assets consist of four institutional funds (“pension funds”) of which the fair values are based on the quoted prices of the underlying funds. Pension funds are classified as Level 2 assets since such funds are not directly traded in active markets.

Global equity fund consists primarily of index funds that invest approximately 60% in UK equities as represented by the FTSE All-Share Index and 40% in overseas equities as represented by the appropriate sub-divisions of FTSE All-World Index.

Fixed income consists of two funds that invest primarily in index-linked Gilts (over 5 year) and sterling-denominated investment grade corporate bonds, respectively.

Other consists of the diversified growth fund that invests in equity index, private equity, global real estate, infrastructure, and high yield bonds funds.

Future Benefit Payments

The following table reflects the total expected benefit payments to defined benefit pension plan participants. These payments have been estimated based on the same assumptions used to measure the Company’s PBO at year end and include benefits attributable to estimated future compensation increases.

		Other Post
	Pension	Retirement
(in millions)	Benefit Plans	Benefit Plans
2013	$5.1	$—
2014	4.8	0.1
2015	4.9	—
2016	5.6	—
2017	6.4	0.1
Thereafter	61.6	0.9
Total	$88.4	$1.1